UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 10, 2001
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     174

Form 13F Information Table Value Total:     $149,248,186

List of Other Included Managers:            None

                          Jensen Investment Management
                                December 31, 2000

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
3COM Corp                                  Common      885535104               681           119
AOL Time Warner Inc.                       Common      00184a105           113,625         2,830
Abbott Labs                                Common      002824100         5,404,104       114,518
Adobe Systems                              Common      00724F101         1,891,054        54,061
Advanced Pultrusion Technologies Inc       Common      00754N10                  0        10,000
Agilent Technologies Inc                   Common      00846U101            25,629           834
Albertsons                                 Common      013104104           250,042         7,858
Allstate Corp                              Common      020002101            23,319           556
Alltel Corp                                Common      020039103           214,561         4,090
Amer Home Products                         Common      026609107         1,888,225        32,140
American Electric Power                    Common      025537101            23,500           500
American Intl Group                        Common      026874107           148,362         1,843
American Power Conversion                  Common      029066107         5,723,431       444,711
American Telephone                         Common      001957109               639            30
Anheuser Busch                             Common      035229103            27,558           600
Apple Computer                             Common      037833100             2,030            92
Applied Materials                          Common      038222105           269,700         6,200
Archer Daniels Midland                     Common      039483102            81,451         6,194
Associates First Cap Corp                  Common      046008207               228         7,600
Auto Data Processing                       Common      053015103         4,746,993        87,293
Avaya Inc                                  Common      053499109             2,548           196
Avon Products                              Common      054303102           117,251         2,932
BMC Software                               Common      055921100            20,963           975
Bank One Corp                              Common      06423A103             3,039            84
Bell South Corp                            Common      079860102            91,006         2,224
Bennett Environmental                      Common      081906109            30,480        12,000
Biomet Inc                                 Common      090613100            13,268           337
Boeing                                     Common      097023105           193,147         3,467
Breakwater Res Ltd  British Columbia       Common      106902307                37            50
Bristol Myers Squibb                       Common      110122108           637,481        10,732
Broadcom Corp                              Common      111320107             7,800           270
Brown Forman                               Common      115637209            55,755           900
Check Point Software                       Common      M22465104            42,750           900
Chevron                                    Common      166751107            52,680           600
ChoicePoint Inc                            Common      170388102            13,689           405
Cisco Systems                              Common      17275R102           185,267        11,763
Clorox                                     Common      189054109         8,049,690       255,952
Coca-Cola                                  Common      191216100         3,191,864        70,679
Colgate Palmolive                          Common      194162103            44,208           800
Commodore Applied Technologies Inc         Common      202630109                27           100
Compaq Computer                            Common      204493100            36,400         2,000
Consolidated Edison                        Common      209115104           457,925        12,343
Corn Products Intl                         Common      219023108             4,491           175
Dell Computer                              Common      247025109            58,573         2,280
Dionex Corp                                Common      254546104         5,042,100       160,730
Duff & Phelps                              Common      264324104            57,750         5,500
E.I. Du Pont                               Common      263534109            41,351         1,016
EIP Microwave Inc                          Common      268530201                 0         3,800
EMC Corp.                                  Common      268648102            30,429         1,035
Edison Intl                                Common      281020107            10,112           800
Elan PLC ADR                               Common      284131208            20,900           400
Electronic Data Systems                    Common      285661104            16,758           300
Eli Lilly                                  Common      532457108           979,715        12,780
Emerson Electric                           Common      291011104         2,507,900        40,450
Enron Corp                                 Common      293561106            11,620           200


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Equifax                                    Common      294429105         1,022,406       352,717
Escrow Bonneville Pacific Corp             Common                                0         1,091
Exxon Mobil Corp                           Common      30231G102           372,600         4,600
Federal Natl Mortgage                      Common      313586109         5,767,020        72,450
Fedex Corp                                 Common      31428X106            46,682         1,120
Fifth Third Bancorp                        Common      316773100            12,024           225
Freddie Mac                                Common      313400301         6,804,881       104,965
GST Telecommunications                     Common      361942105               130        13,000
Gannett                                    Common      364730101         8,378,656       140,299
Genentech Inc                              Common      368710406             7,575           150
General Electric                           Common      369604103         4,946,010       118,156
General Mills                              Common      370334104             3,441            80
Genuine Parts                              Common      372460105           448,865        17,324
Gillette                                   Common      375766102            12,468           400
Glaxo PLC                                  Common      37733W105           751,080        14,361
Global Crossing Ltd                        Common      G3921A100             4,047           300
Globalstar Telecommunications Lt           Common      g3930h104               870         1,500
H&R Block                                  Common      093671105            24,429           488
Heinz                                      Common      423074103         1,818,929        45,247
Hewlett-Packard                            Common      428236103           136,963         4,380
IVP Technology Corp                        Common      45070Q300               360         3,000
Infocus Corp.                              Common      45665b106             1,619           100
Int'l Business Machines                    Common      459200101           227,177         2,362
Intel                                      Common      458140100         9,205,185       349,874
Interface Inc. Cl A                        Common      458665106             2,043           300
Interpublic Group                          Common      460690100           158,010         4,600
Intuit Inc                                 Common      461202103             1,381            50
J P Morgan Chase & Co                      Common      46625h100            33,226           740
JDS Uniphase Corp                          Common      46612jl01             4,333           235
Johnson & Johnson                          Common      478160104           890,445        10,180
Kellogg                                    Common      487836108            10,812           400
Kimberly Clark Corp                        Common      494368103            31,744           468
Kroger Co                                  Common      501044101           567,380        22,000
LandAmerica Financial                      Common      514936103           320,220         9,000
Lee Enterprises                            Common      523768109            65,468         2,150
Linear Technology Corp                     Common      535678106             4,100           100
Loral Space & Communications               Common      g56462107               548           250
Lucent Technologies                        Common      549463107            25,723         2,580
MICROS Systems Inc                         Common      594901100            20,250         1,000
Marsh & McLennan                           Common      571748102            17,295           182
Mattel                                     Common      577081102           658,864        37,140
McDonald's                                 Common      580135101           550,859        20,748
McKesson HBOC Inc                          Common      58155Q103             2,461            92
Mcdata Corp                                Common      580031201               694            37
Medtronic, Inc.                            Common      585055106         5,120,547       111,949
Merck                                      Common      589331107         5,484,230        72,256
Microsoft                                  Common      594918104         2,402,570        43,987
Minnesota Mining & Manufacturing           Common      604059105           509,941         4,908
Morgan Stanley Dean Witter Discover & Co   Common      617446448            54,142         1,012
Mylan                                      Common      628530107           147,345         5,700
NIKE                                       Common      654106103           338,593         8,350
Nasdaq 100 Shares                          Common      631100104            23,686           605
Networks Assocs. Inc                       Common      640938106            24,660         3,000
Nokia Corp ADR                             Common      654902204            60,960         2,540
Nordson                                    Common      655663102           491,904        19,200


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Omnicom Group                              Common      681919106         2,324,370        28,045
Oracle Corp                                Common      68389X105            77,447         5,170
PG & E Corp                                Common      69331C108             7,104           600
PMC Sierra                                 Common      69344f106             7,669           310
Pall                                       Common      696429307            21,920         1,000
Palm Inc                                   Common                            1,480           176
Paychex Inc.                               Common      704326107         2,579,011        69,703
Pepsico                                    Common      713448108           287,960         6,552
Pfizer                                     Common      717081103         1,006,142        24,570
Pharmacia Corp                             Common      71713U102           108,799         2,160
Plum Creek Timber Co                       Common      729251108            35,332         1,460
Procter & Gamble                           Common      742718109         3,667,734        58,590
Public Service Enterprise Group            Common      744573106            67,589         1,566
Putnam Premier Income Trust SBI            Common      746853100            33,100         5,000
Quaker Oats Co                             Common      747402105            67,935           700
Qualcomm Inc                               Common      747525103           148,470         2,625
Qwest Communications Intl Inc              Common      749121109            13,810           394
Raytheon                                   Common      755111408             4,701           160
Red Hat Inc                                Common      756577102             6,699         1,100
Reuters Group PLC                          Common      76132m102            51,554           692
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            25,357           452
Rite Aid Corp                              Common      767754104           200,700        30,000
Roslyn Bancorp Inc com                     Common      778162107            26,569         1,184
Royal Dutch NY Reg                         Common      780257804           269,438         4,860
SBC Communications                         Common      78387G103           179,368         4,019
Sabre Holdings Corp                        Common      785905100            17,314           375
Sara Lee                                   Common      803111103         7,216,158       334,391
Schering-Plough                            Common      806605101           732,244        20,045
Schlumberger Ltd                           Common      806857108            23,044           400
Solutia, Inc.                              Common      834376105             4,538           372
Southern Company                           Common      842587107            22,037           628
State Street Corp                          Common      857477103         7,804,504        83,560
Stryker Corp                               Common      863667101         6,077,459       116,315
Sun Microsystems                           Common      866810104            21,043         1,370
Supergen Inc.                              Common      868059106            25,625         2,500
Symbol Technologies, Inc                   Common      871508107             2,094            60
Syntroleum Corp                            Common      871630109            28,880         2,000
Transamerica Income Shares                 Common      893506105            37,350         1,500
Transocean Sedco Forex                     Common      G90078109             3,338            77
Tricon Global Restaurants                  Common      895953107             1,069            28
Tyco Intl Ltd                              Common      902124106             2,594            60
US Bancorp                                 Common      902973304            50,158         2,162
Union Pacific Corp                         Common      907818108            25,313           450
United Parcel Service                      Common      911312106            23,898           420
Universal Access Inc.                      Common      913363107            11,340         2,000
Verizon Communications                     Common      92343V104           130,842         2,654
Vodafone Group PLC                         Common      92857W100            27,150         1,000
WD-40 Company                              Common      929236107           332,998        16,700
WPS Resources                              Common      92931B106            12,594           369
Wal-Mart Stores                            Common      931142103           116,150         2,300
Walgreen                                   Common      931422109           851,496        20,870
Walt Disney Co                             Common      254687106             4,290           150
Washington Mutual Inc                      Common      939322103            13,688           250
Webtrends Corp                             Common      94844D104           112,284        12,476
Webvan Group Inc                           Common      94845V103                 8            64


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Wells Fargo & Co                           Common      949746101            26,615           538
Williams Sonoma Inc                        Common      969904101            13,125           500
Wilmington Trust Corp                      Common      971807102           424,785         7,190
Wm. Wrigley Jr. Co                         Common      982526105           275,797         5,716
WorldCom Inc                               Common      98157D106             4,469           240
XATA Corp                                  Common      983882309               273            84
Xilinx Inc.                                Common      983919101            21,072           600
Zebra Technologies Corp                    Common      989207105         2,647,682        69,566
priceline.com Inc                          Common      741503106               658           260
                                                                      ------------
                                                                       149,248,186     3,996,520